                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                           MFS(R) Institutional Trust
                               Semiannual report

                                                                       12/31/06
                                                                        IIE-SEM

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

TABLE OF CONTENTS

----------------------------------------------------------

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 4
----------------------------------------------------------
FINANCIAL STATEMENTS                                     6
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           10
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           14
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION           BACK COVER
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                  BACK COVER
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Nestle S.A.                        `        3.9%
              ------------------------------------------------
              Roche Holding AG                            3.5%
              ------------------------------------------------
              Reckitt Benckiser PLC                       3.2%
              ------------------------------------------------
              UBS AG                                      3.0%
              ------------------------------------------------
              AXA                                         2.9%
              ------------------------------------------------
              Schneider Electric S.A.                     2.9%
              ------------------------------------------------
              Toyota Motor Corp.                          2.7%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.7%
              ------------------------------------------------
              E.ON AG                                     2.6%
              ------------------------------------------------
              TOTAL S.A.                                  2.6%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         22.1%
              ------------------------------------------------
              Consumer Staples                           13.5%
              ------------------------------------------------
              Health Care                                 9.2%
              ------------------------------------------------
              Technology                                  8.8%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Basic Materials                             7.3%
              ------------------------------------------------
              Utilities & Communications                  6.0%
              ------------------------------------------------
              Leisure                                     6.0%
              ------------------------------------------------
              Energy                                      5.5%
              ------------------------------------------------
              Industrial Goods & Services                 5.4%
              ------------------------------------------------
              Autos & Housing                             5.1%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              France                                     23.4%
              ------------------------------------------------
              United Kingdom                             20.2%
              ------------------------------------------------
              Japan                                      17.3%
              ------------------------------------------------
              Switzerland                                15.6%
              ------------------------------------------------
              Germany                                     5.7%
              ------------------------------------------------
              Italy                                       3.7%
              ------------------------------------------------
              South Korea                                 2.7%
              ------------------------------------------------
              Hong Kong                                   2.1%
              ------------------------------------------------
              Singapore                                   1.3%
              ------------------------------------------------
              Other Countries                             8.0%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JULY 1, 2006 THROUGH DECEMBER 31, 2006

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------
                                                                Expenses Paid
                                  Beginning        Ending     During Period (p)
                  Annualized    Account Value  Account Value      7/01/06-
                 Expense Ratio     7/01/06        12/31/06        12/31/06
-----------------------------------------------------------------------------
Actual               0.75%        $1,000.00      $1,147.00          $4.06
-----------------------------------------------------------------------------
Hypothetical (h)     0.75%        $1,000.00      $1,021.42          $3.82
-----------------------------------------------------------------------------

----------
(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/06 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                       SHARES/PAR               VALUE ($)

COMMON STOCKS - 98.5%

ALCOHOLIC BEVERAGES - 3.9%
Diageo PLC                                     2,445,314         $   48,013,634
Pernod Ricard S.A. (l)                           193,249             44,377,040
                                                                 --------------
                                                                 $   92,390,674
                                                                 --------------
APPAREL MANUFACTURERS - 3.5%
Li & Fung Ltd.                                 7,406,600         $   23,043,708
LVMH Moet Hennessy Louis Vuitton
S.A. (l)                                         558,038             58,880,849
                                                                 --------------
                                                                 $   81,924,557
                                                                 --------------
AUTOMOTIVE - 5.1%
Bayerische Motoren Werke AG                      289,000         $   16,595,057
Bridgestone Corp. (l)                          1,240,300             27,661,779
Continental AG                                   100,274             11,658,859
Toyota Motor Corp.                               961,000             64,257,718
                                                                 --------------
                                                                 $  120,173,413
                                                                 --------------
BIOTECHNOLOGY - 0.6%
Actelion Ltd. (a)                                 67,580         $   14,858,840
                                                                 --------------
BROADCASTING - 2.7%
Vivendi S.A. (l)                                 500,800         $   19,570,168
WPP Group PLC                                  3,175,620             42,947,488
                                                                 --------------
                                                                 $   62,517,656
                                                                 --------------
BROKERAGE & ASSET MANAGERS - 2.6%
Julius Baer Holding Ltd.                         341,514         $   37,600,442
Nomura Holdings, Inc. (l)                      1,276,100             24,065,223
                                                                 --------------
                                                                 $   61,665,665
                                                                 --------------
CHEMICALS - 2.2%
Bayer AG                                         797,480         $   42,793,617
Givaudan S.A                                      10,090              9,337,534
                                                                 --------------
                                                                 $   52,131,151
                                                                 --------------
CONGLOMERATES - 1.1%
Smiths Group PLC                               1,325,220         $   25,735,124
                                                                 --------------
CONSUMER GOODS & SERVICES - 5.7%
Kao Corp. (l)                                  1,709,000         $   46,082,490
L'Oreal S.A. (l)                                 125,780             12,599,264
Reckitt Benckiser PLC                          1,642,502             75,084,850
                                                                 --------------
                                                                 $  133,766,604
                                                                 --------------
ELECTRICAL EQUIPMENT - 4.3%
Legrand S.A                                      721,150         $   21,128,585
Nitto Denko Corp. (l)                            221,700             11,099,433
Schneider Electric S.A. (l)                      608,453             67,532,815
                                                                 --------------
                                                                 $   99,760,833
                                                                 --------------
ELECTRONICS - 8.0%
Canon, Inc. (l)                                  849,500         $   47,810,912
Nintendo Co. Ltd.                                 66,100             17,157,293
OMRON Corp.                                      741,900             21,064,488
Ricoh Co. Ltd.                                 1,791,000             36,558,696
Samsung Electronics Co. Ltd.                      96,943             63,898,988
                                                                 --------------
                                                                 $  186,490,377
                                                                 --------------
ENERGY - INDEPENDENT - 0.6%
CNOOC Ltd.                                    15,638,000         $   14,857,432
                                                                 --------------
ENERGY - INTEGRATED - 4.9%
BG Group PLC                                   1,233,189         $   16,738,188
Royal Dutch Shell PLC, "A"                     1,095,150             38,287,533
TOTAL S.A. (l)                                   832,592             60,050,167
                                                                 --------------
                                                                 $  115,075,888
                                                                 --------------
FOOD & BEVERAGES - 3.9%
Nestle S.A                                       260,560         $   92,560,899
                                                                 --------------
FOOD & DRUG STORES - 2.1%
Tesco PLC                                      6,124,598         $   48,522,333
                                                                 --------------
GAMING & LODGING - 3.3%
Ladbrokes PLC                                  3,319,640         $   27,193,963
William Hill PLC                               4,073,015             50,417,191
                                                                 --------------
                                                                 $   77,611,154
                                                                 --------------
INSURANCE - 6.8%
Assicurazioni Generali
S.p.A. (l)                                       580,474         $   25,487,509
AXA (l)                                        1,690,521             68,426,790
QBE Insurance Group Ltd. (l)                     907,755             20,683,866
Swiss Reinsurance Co. (l)                        536,456             45,595,899
                                                                 --------------
                                                                 $  160,194,064
                                                                 --------------
MACHINERY & TOOLS - 1.1%
Fanuc Ltd.                                       259,500         $   25,547,818
                                                                 --------------
MAJOR BANKS - 6.0%
Banca Intesa S.p.A                             2,661,300         $   20,546,674
Credit Agricole S.A. (l)                       1,240,610             52,164,238
Erste Bank der oesterreichischen
Sparkassen AG (l)                                343,070             26,305,750
UniCredito Italiano S.p.A. (l)                 4,685,225             41,057,297
                                                                 --------------
                                                                 $  140,073,959
                                                                 --------------
MEDICAL EQUIPMENT - 0.6%
Synthes, Inc.                                    108,940         $   12,986,284
                                                                 --------------
METALS & MINING - 0.8%
BHP Billiton PLC                                 962,910         $   17,624,247
                                                                 --------------
NATURAL GAS - DISTRIBUTION - 1.6%
Gaz de France (l)                                456,140         $   20,979,385
Tokyo Gas Co. Ltd. (l)                         3,110,000             16,536,856
                                                                 --------------
                                                                 $   37,516,241
                                                                 --------------
NETWORK & TELECOM - 0.8%
Ericsson, Inc., "B"                            4,513,890         $   18,228,683
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.7%
AEON Credit Service Co. Ltd.                     772,300         $   14,629,228
Banco Bilbao Vizcaya Argentaria
S.A. (l)                                         941,220             22,657,282
Bangkok Bank Public Co. Ltd.                   3,758,950             11,957,932
PT Bank Central Asia Tbk                      20,611,500             11,917,474
Shinsei Bank Ltd.                              4,551,000             26,760,469
UBS AG                                         1,155,904             70,222,899
                                                                 --------------
                                                                 $  158,145,284
                                                                 --------------
PHARMACEUTICALS - 8.0%
GlaxoSmithKline PLC                            2,142,070         $   56,386,935
Roche Holding AG                                 463,520             83,090,590
Sanofi-Aventis (l)                               520,011             48,005,619
                                                                 --------------
                                                                 $  187,483,144
                                                                 --------------
RAILROAD & SHIPPING - 0.8%
Canadian National Railway Co.                    417,266         $   17,954,956
                                                                 --------------
SPECIALTY CHEMICALS - 4.3%
Asahi Glass Co. Ltd. (l)                       2,169,000         $   26,054,601
L'Air Liquide S.A.,
Bearer Shares (l)                                239,974             56,975,373
L'Air Liquide S.A.,
Registered Shares                                 76,829             18,240,980
                                                                 --------------
                                                                 $  101,270,954
                                                                 --------------
SPECIALTY STORES - 1.8%
Esprit Holdings Ltd.                           1,314,000         $   14,671,796
NEXT PLC                                         747,844             26,365,079
                                                                 --------------
                                                                 $   41,036,875
                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Hutchison Telecommunications
International Ltd. (a)                         4,502,000         $   11,344,351
                                                                 --------------
TELEPHONE SERVICES - 1.3%
Singapore Telecommunications Ltd.             14,543,150         $   31,100,230
                                                                 --------------
TRUCKING - 0.3%
TNT N.V                                          167,490         $    7,201,646
                                                                 --------------
UTILITIES - ELECTRIC POWER - 2.6%
E.ON AG                                          455,770         $   61,852,519
                                                                 --------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $1,877,800,336)                                $2,309,603,855
                                                                 --------------
SHORT-TERM OBLIGATIONS - 0.9%
General Electric Capital Corp.,
5.29%, due 1/02/07, at Amortized
Cost and Value (y)                          $ 22,311,000         $   22,307,722
                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 22.9%
Navigator Securities Lending
Prime Portfolio, at Cost and Net
Asset Value                                  536,995,141         $  536,995,141
                                                                 --------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $2,437,103,199)(k)                             $2,868,906,718
                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (22.3)%                           (523,103,251)
                                                                 --------------
NET ASSETS - 100.0%                                              $2,345,803,467
                                                                 --------------
(a) Non-income producing security.
(k) As of December 31, 2006, the fund had one security that was fair valued, aggregating $18,240,980 and 0.64% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 12/31/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $511,120,978 of securities on loan
(identified cost, $2,437,103,199)                                                     $2,868,906,718
Cash                                                                                             539
Foreign currency, at value (identified cost, $123,668)                                       130,163
Receivable for investments sold                                                            3,813,061
Receivable for fund shares sold                                                           13,160,240
Interest and dividends receivable                                                          2,213,102
Receivable from investment adviser                                                           198,120
Other assets                                                                                  53,542
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $2,888,475,485
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                                        $5,203,046
Collateral for securities loaned, at value                                               536,995,141
Payable to affiliates
  Management fee                                                                             192,409
  Shareholder servicing costs                                                                  5,099
  Administrative services fee                                                                  4,452
Payable for independent trustees' compensation                                                 1,420
Accrued expenses and other liabilities                                                       270,451
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $542,672,018
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $2,345,803,467
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $1,875,571,367
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies                                                    431,838,734
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              39,760,461
Accumulated distributions in excess of net investment income                             (1,367,095)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $2,345,803,467
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                         117,755,659
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $2,345,803,467 / 117,755,659 shares of beneficial interest
outstanding)                                                                                                           $19.92
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 12/31/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                               $13,409,003
  Interest                                                                                  1,601,247
  Foreign taxes withheld                                                                     (742,323)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $14,267,927
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                           $8,235,247
  Shareholder servicing costs                                                                  88,974
  Administrative services fee                                                                 192,469
  Independent trustees' compensation                                                           14,941
  Custodian fee                                                                               470,408
  Shareholder communications                                                                    8,455
  Auditing fees                                                                                20,507
  Legal fees                                                                                   22,209
  Miscellaneous                                                                               102,988
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $9,156,198
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                        (63,517)
  Reduction of expenses by investment adviser                                                (920,951)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $8,171,730
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $6,096,197
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $16,712 country tax)                                   $104,566,696
  Foreign currency transactions                                                              (135,099)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                        $104,431,597
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                            $190,843,091
  Translation of assets and liabilities in foreign currencies                                   9,451
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $190,852,542
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $295,284,139
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $301,380,336
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                    SIX MONTHS ENDED
                                                                                            12/31/06               YEAR ENDED
                                                                                         (UNAUDITED)                 6/30/06

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $6,096,197              $56,571,880
Net realized gain (loss) on investments and foreign currency transactions                104,431,597              132,405,616
Net unrealized gain (loss) on investments and foreign currency translation               190,852,542              160,374,250
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $301,380,336             $349,351,746
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                              $(58,324,431)            $(16,055,801)
From net realized gain on investments and foreign currency transactions                 (169,436,469)             (36,659,139)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(227,760,900)            $(52,714,940)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                       $308,653,432             $630,286,361
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $382,272,868             $926,923,167
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 1,963,530,599            1,036,607,432
At end of period (including accumulated distributions in excess of net investment
income of $1,367,095 and undistributed net investment income of $50,861,139)          $2,345,803,467           $1,963,530,599
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                               SIX MONTHS                              YEARS ENDED 6/30
                                                    ENDED
                                                 12/31/06       ---------------------------------------------------------------
                                              (UNAUDITED)            2006           2005         2004         2003         2002

Net asset value, beginning of period               $19.22          $15.48         $14.73       $11.61       $11.77       $12.17
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                           $0.06           $0.68          $0.26        $0.21        $0.17        $0.09
Net realized and unrealized gain (loss) on
investments and foreign currency                     2.76            3.72           1.34         2.97        (0.27)       (0.41)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.82           $4.40          $1.60        $3.18       $(0.10)      $(0.32)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.54)         $(0.20)        $(0.17)      $(0.06)      $(0.06)      $(0.08)
From net realized gain on investments and
foreign currency transactions                       (1.58)          (0.46)         (0.68)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(2.12)         $(0.66)        $(0.85)      $(0.06)      $(0.06)      $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $19.92          $19.22         $15.48       $14.73       $11.61       $11.77
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             14.70(n)        28.89          10.72        27.39        (0.82)       (2.50)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.83(a)         0.86           0.92         0.92         1.04         1.11
Expenses after expense reductions (f)                0.75(a)         0.75           0.75         0.75         0.78         0.86
Net investment income                                0.55(a)         3.82           1.68         1.57         1.66         0.79
Portfolio turnover                                     22              45             45           53           55           73
Net assets at end of period (000 Omitted)      $2,345,803      $1,963,531     $1,036,607     $604,987     $202,796      $68,193
-------------------------------------------------------------------------------------------------------------------------------

(a)  Annualized.
(d)  Per share data are based on average shares outstanding.
(f)  Ratios do not reflect reductions from fees paid indirectly.
(n)  Not annualized.
(r)  Certain expenses have been reduced without which performance would have been lower.
(s)  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                         6/30/06

              Ordinary income (including any
              short-term capital gains)              $19,532,579
              Long-term capital gain                  33,182,361
              --------------------------------------------------
              Total distributions                    $52,714,940

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 12/31/06

              Cost of investments                $ 2,438,150,514
              --------------------------------------------------
              Gross appreciation                    $460,299,804
              Gross depreciation                     (29,543,600)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                        $430,756,204

              AS OF 6/30/06

              Undistributed ordinary income          $60,077,211
              Undistributed long-term capital gain    96,539,433
              Other temporary differences                (40,762)
              Net unrealized appreciation
              (depreciation)                         240,036,782

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management, and certain other fees and expenses. This written agreement will continue through October 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended December 31, 2006, this reduction amounted to $915,505 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2006, the fee was $82,352, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2006, these costs amounted to $2,161. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended December 31, 2006 was equivalent to an annual effective rate of 0.0175% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended December 31, 2006, the fee paid to Tarantino LLC was $8,394. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $5,446, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $568,564,953 and $463,070,402, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                        SIX MONTHS ENDED 12/31/06             YEAR ENDED 6/30/06
                                                        SHARES            AMOUNT           SHARES            AMOUNT

Shares sold                                             13,998,627      $282,494,091       44,961,031      $806,586,146
Shares issued to shareholders in reinvestment
of distributions                                        10,047,746       199,950,159        2,685,080        46,666,698
Shares reacquired                                       (8,434,075)     (173,790,818)     (12,449,876)     (222,966,483)
------------------------------------------------------------------------------------------------------------------------
Net change                                              15,612,298      $308,653,432       35,196,235      $630,286,361

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2006, the fund's commitment fee and interest expense were $4,506 and $3,871, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund's total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays direclty) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

WEB SITE
mfs.com

CALL
1-800-637-2262
9 a.m. to 5 p.m. ET

WRITE
MFS Investment Management(R)
500 Boylston Street
Boston, MA 02116-3741

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

[graphic omitted]

                          MFS(R) Institutional Trust
                               Semiannual report

                                                                       12/31/06
                                                                       IRE-SEM

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

TABLE OF CONTENTS

-------------------------------------------------------

LETTER FROM THE CEO                                   1
-------------------------------------------------------
PORTFOLIO COMPOSITION                                 2
-------------------------------------------------------
EXPENSE TABLE                                         3
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              4
-------------------------------------------------------
FINANCIAL STATEMENTS                                  7
-------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        11
-------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT        15
-------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                18
-------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                       18
-------------------------------------------------------
CONTACT INFORMATION                          BACK COVER

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of  Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                             114.8%
              Cash & Other Net Assets                   (14.8)%

              TOP TEN HOLDINGS

              Royal Dutch Shell PLC, "A"                  2.9%
              ------------------------------------------------
              TOTAL S.A.                                  2.8%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.8%
              ------------------------------------------------
              Nestle S.A.                                 2.5%
              ------------------------------------------------
              E.ON AG                                     2.5%
              ------------------------------------------------
              Bayer AG                                    2.4%
              ------------------------------------------------
              UBS AG                                      2.4%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            2.3%
              ------------------------------------------------
              BNP Paribas                                 2.3%
              ------------------------------------------------
              BHP Billiton PLC                            2.2%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Sectors                          34.2%
              ------------------------------------------------
              Utilities & Communications                 12.2%
              ------------------------------------------------
              Basic Materials                            12.0%
              ------------------------------------------------
              Energy                                      9.1%
              ------------------------------------------------
              Health Care                                 8.1%
              ------------------------------------------------
              Consumer Staples                            7.2%
              ------------------------------------------------
              Autos & Housing                             7.1%
              ------------------------------------------------
              Technology                                  7.1%
              ------------------------------------------------
              Leisure                                     5.9%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             23.4%
              ------------------------------------------------
              Japan                                      20.2%
              ------------------------------------------------
              France                                     15.8%
              ------------------------------------------------
              Germany                                    13.4%
              ------------------------------------------------
              Switzerland                                11.8%
              ------------------------------------------------
              Italy                                       5.0%
              ------------------------------------------------
              South Korea                                 3.9%
              ------------------------------------------------
              Norway                                      3.3%
              ------------------------------------------------
              Hong Kong                                   2.4%
              ------------------------------------------------
              Other Countries                             0.8%
              ------------------------------------------------

From time to time "Cash & Other Net Assets" may be negative due to timing of cash flows and/or equivalent exposure from any derivative holdings. At 12/31/06 the fund borrowed money to pay dividend and capital gain distributions declared on 12/28/06.

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JULY 1, 2006 THROUGH DECEMBER 31, 2006

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/06-
Class                       Ratio      7/01/06         12/31/06       12/31/06
--------------------------------------------------------------------------------
Actual                      0.85%    $1,000.00        $1,155.80         $4.62
--------------------------------------------------------------------------------
Hypothetical (h)            0.85%    $1,000.00        $1,020.92         $4.33
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/06 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                            SHARES/PAR        VALUE ($)

COMMON STOCKS - 114.8%
AEROSPACE - 1.0%
Finmeccanica S.p.A                                65,110           $  1,764,981
                                                                   ------------
ALCOHOLIC BEVERAGES - 2.0%
Diageo PLC                                       112,680           $  2,212,467
Grupo Modelo S.A. de C.V., "C"                    56,240                312,371
Pernod Ricard S.A                                  4,380              1,005,808
                                                                   ------------
                                                                   $  3,530,646
                                                                   ------------
APPAREL MANUFACTURERS - 3.1%
Adidas AG                                         42,430           $  2,112,767
Li & Fung Ltd.                                   477,000              1,484,061
LVMH Moet Hennessy Louis Vuitton S.A              18,530              1,955,175
                                                                   ------------
                                                                   $  5,552,003
                                                                   ------------
AUTOMOTIVE - 5.1%
Bayerische Motoren Werke AG                       40,790           $  2,342,257
Continental AG                                    28,920              3,362,529
Honda Motor Co. Ltd.                              88,700              3,501,953
                                                                   ------------
                                                                   $  9,206,739
                                                                   ------------
BIOTECHNOLOGY - 1.3%
Actelion Ltd. (a)                                 10,730           $  2,359,209
                                                                   ------------
BROADCASTING - 3.8%
Antena 3 de Television S.A                        45,772           $  1,077,672
Grupo Televisa S.A., ADR                          23,330                630,143
Nippon Television Network Corp.                    8,830              1,309,906
WPP Group PLC                                    287,050              3,882,101
                                                                   ------------
                                                                   $  6,899,822
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 0.7%
EFG International (a)                             33,650           $  1,268,535
                                                                   ------------
BUSINESS SERVICES - 0.8%
Mitsubishi Corp.                                  80,300           $  1,510,958
                                                                   ------------
CHEMICALS - 5.0%
Bayer AG                                          80,010           $  4,293,421
Syngenta AG                                       15,740              2,927,441
Umicore                                           10,880              1,852,296
                                                                   ------------
                                                                   $  9,073,158
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.9%
Capgemini S.A                                     25,600           $  1,606,506
                                                                   ------------
CONGLOMERATES - 1.6%
Siemens AG                                        29,080           $  2,883,749
                                                                   ------------
CONSTRUCTION - 2.0%
CEMEX S.A. de C.V., ADR (a)                       23,374           $    791,911
CRH PLC                                           52,440              2,182,811
Siam Cement Public Co. Ltd.                       89,900                631,663
                                                                   ------------
                                                                   $  3,606,385
                                                                   ------------
CONSUMER GOODS & SERVICES - 2.3%
Kao Corp.                                         77,000           $  2,076,274
Kimberly-Clark de Mexico S.A. de C.V., "A"        82,580                379,842
Reckitt Benckiser PLC                             38,180              1,745,349
                                                                   ------------
                                                                   $  4,201,465
                                                                   ------------
ELECTRICAL EQUIPMENT - 1.4%
Schneider Electric S.A                            23,646           $  2,624,494
                                                                   ------------
ELECTRONICS - 6.0%
ARM Holdings PLC                                 379,510           $    934,710
ASML Holding N.V. (a)                             36,760                914,004
Konica Minolta Holdings, Inc.                    100,000              1,411,231
Nintendo Co. Ltd.                                  7,000              1,816,960
Nippon Electric Glass Co. Ltd.                    30,000                630,014
Royal Philips Electronics N.V                     62,960              2,373,924
Samsung Electronics Co. Ltd.                       4,242              2,796,071
                                                                   ------------
                                                                   $ 10,876,914
                                                                   ------------
ENERGY - INDEPENDENT - 0.8%
Norsk Hydro A.S.A                                 49,400           $  1,533,558
                                                                   ------------
ENERGY - INTEGRATED - 7.7%
Petroleo Brasileiro S.A., ADR                      4,480           $    461,395
Royal Dutch Shell PLC, "A"                       149,460              5,225,270
Sasol Ltd.                                        20,410                753,105
Statoil A.S.A                                     89,780              2,380,200
TOTAL S.A                                         70,670              5,097,029
                                                                   ------------
                                                                   $ 13,916,999
                                                                   ------------
FOOD & BEVERAGES - 2.9%
Nestle S.A                                        12,943           $  4,597,850
Nong Shim Co. Ltd. (a)                             2,127                651,823
                                                                   ------------
                                                                   $  5,249,673
                                                                   ------------
FOOD & DRUG STORES - 1.5%
Sundrug Co. Ltd.                                  33,300           $    737,078
Tesco PLC                                        259,961              2,059,550
                                                                   ------------
                                                                   $  2,796,628
                                                                   ------------
FOREST & PAPER PRODUCTS - 0.0%
Votorantim Celulose e Papel S.A., ADR              1,010           $     19,806
                                                                   ------------
INSURANCE - 3.2%
Assicurazioni Generali S.p.A                      42,190           $  1,852,483
AXA                                               95,630              3,870,791
                                                                   ------------
                                                                   $  5,723,274
                                                                   ------------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                     81,800           $    444,823
                                                                   ------------
LEISURE & TOYS - 2.1%
Capcom Co. Ltd.                                   49,900           $    899,118
Konami Corp.                                      51,000              1,542,274
NAMCO BANDAI Holdings, Inc.                       90,000              1,319,249
                                                                   ------------
                                                                   $  3,760,641
                                                                   ------------
MACHINERY & TOOLS - 1.6%
Fanuc Ltd.                                        20,300           $  1,998,538
GEA Group AG                                      39,800                896,620
                                                                   ------------
                                                                   $  2,895,158
                                                                   ------------
MAJOR BANKS - 17.7%
Barclays PLC                                     261,640           $  3,740,870
BNP Paribas                                       37,385              4,077,858
BOC Hong Kong Holdings Ltd.                    1,070,000              2,902,581
Credit Agricole S.A                               85,689              3,602,987
Deutsche Postbank AG                              16,700              1,409,888
Erste Bank der oesterreichischen
Sparkassen AG                                     21,448              1,644,579
Industrial & Commercial Bank of
China (a)                                         10,000                  6,235
Mitsubishi Tokyo Financial Group, Inc                238              2,938,889
Royal Bank of Scotland Group PLC                 106,905              4,173,024
Standard Chartered PLC                            50,290              1,469,589
Sumitomo Mitsui Financial Group, Inc                 327              3,351,170
UniCredito Italiano S.p.A                        302,770              2,653,217
                                                                   ------------
                                                                   $ 31,970,887
                                                                   ------------
METALS & MINING - 3.9%
BHP Billiton PLC                                 216,600           $  3,964,453
Companhia Siderurgica Nacional S.A., ADR          18,750                562,125
POSCO                                              6,619              2,199,216
TMK OAO, GDR (a)(z)                                8,020                280,700
                                                                   ------------
                                                                   $  7,006,494
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 1.4%
Gaz de France                                     20,320           $    934,584
Tokyo Gas Co. Ltd.                               294,000              1,563,291
                                                                   ------------
                                                                   $  2,497,875
                                                                   ------------
NATURAL GAS - PIPELINE - 0.4%
Gazprom OAO, ADR                                  15,980           $    735,080
                                                                   ------------
OIL SERVICES - 0.6%
Saipem S.p.A                                      30,200           $    787,524
Vallourec S.A                                        760                220,963
                                                                   ------------
                                                                   $  1,008,487
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 12.6%
AEON Credit Service Co. Ltd.                      95,200           $  1,803,318
Akbank T.A.S                                     268,084              1,626,930
Banche Popolari Unite Scpa                        70,700              1,942,638
Banco Nossa Caixa S.A                             23,560                529,686
Bangkok Bank Public Co. Ltd.                     256,800                816,929
Bank of Cyprus Public Co. Ltd.                    54,470                744,747
CSU Cardsystem S.A. (a)                           75,630                386,120
Hana Financial Group, Inc.                        25,710              1,351,848
HSBC Holdings PLC                                206,202              3,760,002
ORIX Corp.                                         3,440                995,489
Shinsei Bank Ltd.                                203,000              1,193,666
SinoPac Holdings                               1,528,000                818,278
Suncorp-Metway Ltd.                              102,100              1,640,996
UBS AG                                            70,204              4,264,998
Unibanco - Uniao de Bancos
Brasileiros S.A., ADR                              9,270                861,739
                                                                   ------------
                                                                   $ 22,737,384
                                                                   ------------
PHARMACEUTICALS - 6.8%
Astellas Pharma, Inc.                             59,600           $  2,708,522
GlaxoSmithKline PLC                              192,690              5,072,289
Novartis AG                                       22,310              1,285,813
Roche Holding AG                                  18,320              3,284,043
                                                                   ------------
                                                                   $ 12,350,667
                                                                   ------------
SPECIALTY CHEMICALS - 3.1%
Asahi Glass Co. Ltd.                             155,000           $  1,861,901
Linde AG                                          23,230              2,399,280
Lonza Group AG                                    15,200              1,313,118
                                                                   ------------
                                                                   $  5,574,299
                                                                   ------------
SPECIALTY STORES - 0.9%
NEXT PLC                                          45,230           $  1,594,574
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 2.8%
America Movil S.A. de C.V., ADR                   11,220           $    507,368
KDDI Corp.                                           190              1,288,000
Rogers Communications, Inc., "B"                  30,550                910,022
Vodafone Group PLC                               878,650              2,435,106
                                                                   ------------
                                                                   $  5,140,496
                                                                   ------------
TELEPHONE SERVICES - 3.3%
France Telecom S.A                                70,360           $  1,945,368
Philippine Long Distance Telephone Co             11,440                595,104
Telenor A.S.A                                    104,590              1,967,413
TELUS Corp.                                       33,250              1,527,633
                                                                   ------------
                                                                   $  6,035,518
                                                                   ------------
UTILITIES - ELECTRIC POWER - 4.3%
CEZ AS                                            17,800           $    820,816
E.ON AG                                           33,060              4,486,571
Equatorial Energia S.A., IEU (a)                  87,410                771,746
SUEZ S.A                                          31,428              1,627,152
                                                                   ------------
                                                                   $  7,706,285
                                                                   ------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $168,570,877) (k)                                $207,664,170
                                                                   ------------
OTHER ASSETS,
LESS LIABILITIES - (14.8)%                                          (26,799,749)
                                                                   ------------
NET ASSETS - 100.0%                                                $180,864,421
                                                                   ------------

(a) Non-income producing security.
(k) As of December 31, 2006, the fund had one security that was fair valued, aggregating $280,700 and 0.14% of market value, in accordance with the policies adopted by the Board of Trustees.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                               ACQUISITION           ACQUISITION          CURRENT          TOTAL % OF
RESTRICTED SECURITIES             DATE                  COST           MARKET VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------
TMK OAO, GDR               10/31/06 - 12/15/06        $174,199           $280,700             0.16%

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt
GDR   Global Depository Receipt
IEU   International Equity Unit
IPS   International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 12/31/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $168,570,877)                                    $207,664,170
Cash                                                                                            3,956
Foreign currency, at value (identified cost, $847,620)                                        847,610
Receivable for investments sold                                                             3,024,851
Receivable for fund shares sold                                                             3,070,279
Interest and dividends receivable                                                             306,895
Receivable from investment adviser                                                             34,623
Other assets                                                                                    5,493
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $214,957,877
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Notes payable (1)                                                                         $30,569,000
Distributions payable                                                                           2,373
Payable for investments purchased                                                           3,373,367
Payable to affiliates
  Management fee                                                                               15,321
  Shareholder servicing costs                                                                     157
  Administrative services fee                                                                     453
Payable for independent trustees' compensation                                                    502
Accrued expenses and other liabilities                                                        132,283
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $34,093,456
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $180,864,421
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $136,429,308
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies (net of $6,752 deferred country tax)                     39,092,971
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                                5,643,320
Accumulated distributions in excess of net investment income                                 (301,178)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $180,864,421
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          11,696,679
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $180,864,421/11,696,679 shares of beneficial interest outstanding)                                      $15.46
-----------------------------------------------------------------------------------------------------------------------------

(1) At 12/31/06 the fund borrowed money to pay dividend and capital gain distributions declared on 12/28/06.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 12/31/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $1,263,274
  Interest                                                                                      24,270
  Foreign taxes withheld                                                                       (73,761)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,213,783
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $729,426
  Shareholder servicing costs                                                                    7,365
  Administrative services fee                                                                   21,600
  Independent trustees' compensation                                                             2,842
  Custodian fee                                                                                131,195
  Shareholder communications                                                                     2,853
  Auditing fees                                                                                 20,811
  Legal fees                                                                                     2,249
  Miscellaneous                                                                                 47,783
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $966,124
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,136)
  Reduction of expenses by investment adviser                                                 (139,482)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $824,506
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $389,277
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $549 country tax)                                        $15,616,429
  Foreign currency transactions                                                                (22,187)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $15,594,242
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $6,752 increase in deferred country tax)                             $12,524,371
  Translation of assets and liabilities in foreign currencies                                  (13,218)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $12,511,153
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $28,105,395
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $28,494,672
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                             12/31/06                 6/30/06
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $389,277              $2,612,600
Net realized gain (loss) on investments and foreign currency transactions                  15,594,242              31,333,828
Net unrealized gain (loss) on investments and foreign currency translation                 12,511,153              13,849,342
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $28,494,672             $47,795,770
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(3,770,730)            $(2,118,935)
From net realized gain on investments and foreign currency transactions                   (32,393,051)            (16,317,673)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(36,163,781)           $(18,436,608)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                          $3,899,368              $7,701,771
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $(3,769,741)            $37,060,933
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    184,634,162             147,573,229
At end of period (including accumulated distributions in excess of net investment income of $301,178 and undistributed net investment income of $3,080,275,
respectively)                                                                            $180,864,421            $184,634,162
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                            SIX MONTHS
                                                                 ENDED                        YEARS ENDED 6/30
                                                              12/31/06       --------------------------------------------------
                                                           (UNAUDITED)           2006           2005          2004      2003(c)

Net asset value, beginning of period                            $16.13         $13.56         $13.46        $10.43       $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                        $0.03          $0.23          $0.19         $0.20        $0.14
Net realized and unrealized gain (loss) on investments
and foreign currency                                              2.48           4.07           1.46          3.00         0.31
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $2.51          $4.30          $1.65         $3.20        $0.45
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.33)        $(0.20)        $(0.16)       $(0.10)      $(0.02)
From net realized gain on investments and foreign
currency transactions                                            (2.85)         (1.53)         (1.39)        (0.07)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(3.18)        $(1.73)        $(1.55)       $(0.17)      $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $15.46         $16.13         $13.56        $13.46       $10.43
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          15.58(n)       32.97          11.97         30.82         4.49(n)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            0.99(a)        0.98           0.98          1.03         1.11(a)
Expenses after expense reductions (f)                             0.85(a)        0.85           0.85          0.85         0.85(a)
Net investment income                                             0.40(a)        1.52           1.40          1.61         1.55(a)
Portfolio turnover                                                  40             92             93           109           97
Net assets at end of period (000 Omitted)                     $180,864       $184,634       $147,573      $103,857      $59,258
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, July 16, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Research Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount for the six months ended December 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                         6/30/06

      Ordinary income (including any
      short-term capital gains)                         $7,291,276
      Long-term capital gain                            11,145,332
      ------------------------------------------------------------
      Total distributions                              $18,436,608

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 12/31/06

              Cost of investments                     $169,719,131
      ------------------------------------------------------------
              Gross appreciation                       $39,519,926
              Gross depreciation                        (1,574,887)
      ------------------------------------------------------------
              Net unrealized appreciation
              (depreciation)                           $37,945,039

              AS OF 6/30/06

              Undistributed ordinary income             14,004,907
              Undistributed long-term capital gain      12,668,052
              Other temporary differences                   17,347
              Net unrealized appreciation
              (depreciation)                            25,413,916

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. This written agreement will continue through October 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended December 31, 2006, this reduction amounted to $138,992 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2006, the fee was $7,294, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2006, these costs amounted to $21. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended December 31, 2006 was equivalent to an annual effective rate of 0.0222% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended December 31, 2006, the fee paid to Tarantino LLC was $753. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $490, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $77,816,903 and $80,614,896, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                      SIX MONTHS ENDED 12/31/06         YEAR ENDED 6/30/06
                       SHARES         AMOUNT         SHARES          AMOUNT

Shares sold             743,232      $12,628,301     1,693,686      $25,782,924
Shares issued to
shareholders in
reinvestment
of distributions        164,781       $2,544,211        81,487       $1,192,971
Shares reacquired      (661,129)    $(11,273,144)   (1,204,774)    $(19,274,124)
Net change              246,884       $3,899,368       570,399       $7,701,771

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2006, the fund's commitment fee and interest expense were $435 and $16,348, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund's total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 2nd quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. The Fund commenced operations on July 16, 2002; therefore, no performance quintile for the five-year period was available for the Fund. Because of the passage of time, these performance results may differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

WEB SITE
mfs.com

CALL
1-800-637-2262
9 a.m. to 5 p.m. ET

WRITE
MFS Investment Management(R)
500 Boylston Street
Boston, MA 02116-3741

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

[graphic omitted]

                          MFS(R) Institutional Trust
                               Semiannual report

                                                                       12/31/06
                                                                       ILV-SEM

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                   1
-------------------------------------------------------
PORTFOLIO COMPOSITION                                 2
-------------------------------------------------------
EXPENSE TABLE                                         3
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              4
-------------------------------------------------------
FINANCIAL STATEMENTS                                  6
-------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        10
-------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT        14
-------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                17
-------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                       17
-------------------------------------------------------
CONTACT INFORMATION                          BACK COVER

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of  Robert J. Manning]

Dear Shareholders:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.2%
              ------------------------------------------------
              Altria Group, Inc.                          3.9%
              ------------------------------------------------
              Lockheed Martin Corp.                       3.8%
              ------------------------------------------------
              Allstate Corp.                              3.4%
              ------------------------------------------------
              Citigroup, Inc.                             3.4%
              ------------------------------------------------
              MetLife, Inc.                               2.9%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.8%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.3%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         32.1%
              ------------------------------------------------
              Energy                                     11.9%
              ------------------------------------------------
              Industrial Goods & Services                10.9%
              ------------------------------------------------
              Health Care                                 8.3%
              ------------------------------------------------
              Utilities & Communications                  8.2%
              ------------------------------------------------
              Consumer Staples                            7.8%
              ------------------------------------------------
              Basic Materials                             5.5%
              ------------------------------------------------
              Autos & Housing                             3.1%
              ------------------------------------------------
              Retailing                                   3.0%
              ------------------------------------------------
              Technology                                  2.7%
              ------------------------------------------------
              Leisure                                     2.1%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------
              Special Products & Services                 1.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JULY 1, 2006 THROUGH DECEMBER 31, 2006

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value    7/01/06-
                            Ratio      7/01/06         12/31/06       12/31/06
--------------------------------------------------------------------------------
Actual                      0.55%    $1,000.00        $1,142.60         $2.97
--------------------------------------------------------------------------------
Hypothetical (h)            0.55%    $1,000.00        $1,022.43         $2.80
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/06 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

ISSUER                                        SHARES/PAR              VALUE ($)

COMMON STOCKS - 98.7%
AEROSPACE - 7.2%
Lockheed Martin Corp.                             32,310           $  2,974,778
Northrop Grumman Corp.                            22,940              1,553,038
United Technologies Corp.                         18,100              1,131,612
                                                                   ------------
                                                                   $  5,659,428
                                                                   ------------
ALCOHOLIC BEVERAGES - 1.1%
Diageo PLC, ADR                                   10,480           $    831,169
                                                                   ------------
APPAREL MANUFACTURERS - 1.4%
Hanesbrands, Inc. (a)                              2,400           $     56,688
NIKE, Inc., "B"                                   10,360              1,025,951
                                                                   ------------
                                                                   $  1,082,639
                                                                   ------------
AUTOMOTIVE - 0.5%
Johnson Controls, Inc.                             4,100           $    352,272
                                                                   ------------
BROADCASTING - 1.6%
Viacom, Inc., "B" (a)                             15,680           $    643,350
Walt Disney Co.                                    8,840                302,947
WPP Group PLC, ADR                                 4,910                332,603
                                                                   ------------
                                                                   $  1,278,900
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 5.7%
Franklin Resources, Inc.                           4,340           $    478,138
Goldman Sachs Group, Inc.                         10,800              2,152,980
Lehman Brothers Holdings, Inc.                     7,540                589,025
Mellon Financial Corp.                            16,600                699,690
Merrill Lynch & Co., Inc.                          5,710                531,601
                                                                   ------------
                                                                   $  4,451,434
                                                                   ------------
BUSINESS SERVICES - 1.2%
Accenture Ltd., "A"                               24,610           $    908,847
                                                                   ------------
CHEMICALS - 3.4%
Dow Chemical Co.                                  12,960           $    517,622
Nalco Holding Co. (a)                              8,770                179,434
PPG Industries, Inc.                              15,290                981,771
Syngenta AG, ADR                                  26,140                970,840
                                                                   ------------
                                                                   $  2,649,667
                                                                   ------------
COMPUTER SOFTWARE - 0.9%
Oracle Corp. (a)                                  39,240           $    672,574
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                7,290           $    300,275
                                                                   ------------
CONSTRUCTION - 2.6%
Masco Corp.                                       49,610           $  1,481,851
Sherwin-Williams Co.                               6,160                391,653
Toll Brothers, Inc. (a)                            6,020                194,025
                                                                   ------------
                                                                   $  2,067,529
                                                                   ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                 12,750           $    134,640
                                                                   ------------
ELECTRICAL EQUIPMENT - 1.3%
Cooper Industries Ltd., "A"                        1,670           $    151,018
Rockwell Automation, Inc.                          5,990                365,869
W.W. Grainger, Inc.                                6,900                482,586
                                                                   ------------
                                                                   $    999,473
                                                                   ------------
ELECTRONICS - 1.0%
Analog Devices, Inc.                               3,520           $    115,702
Intel Corp.                                       32,790                663,998
                                                                   ------------
                                                                   $    779,700
                                                                   ------------
ENERGY - INDEPENDENT - 2.2%
Apache Corp.                                       8,130           $    540,726
Devon Energy Corp.                                10,830                726,476
EOG Resources, Inc.                                7,160                447,142
                                                                   ------------
                                                                   $  1,714,344
                                                                   ------------
ENERGY - INTEGRATED - 9.3%
Chevron Corp.                                      7,993           $    587,725
ConocoPhillips                                    21,410              1,540,450
Exxon Mobil Corp.                                 27,060              2,073,608
Hess Corp.                                        17,450                864,997
Royal Dutch Shell PLC, ADR                         5,460                386,513
TOTAL S.A., ADR                                   25,280              1,818,138
                                                                   ------------
                                                                   $  7,271,431
                                                                   ------------
FOOD & BEVERAGES - 2.8%
Kellogg Co.                                       17,740           $    888,064
Nestle S.A., ADR                                   7,450                660,443
PepsiCo, Inc.                                      7,614                476,256
Tyson Foods, Inc., "A"                             9,770                160,717
                                                                   ------------
                                                                   $  2,185,480
                                                                   ------------
FOOD & DRUG STORES - 0.5%
CVS Corp.                                         12,720           $    393,175
                                                                   ------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc.                                      4,900           $    110,250
International Paper Co.                           10,510                358,391
                                                                   ------------
                                                                   $    468,641
                                                                   ------------
GENERAL MERCHANDISE - 1.1%
Federated Department Stores, Inc.                 22,580           $    860,975
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.2%
UnitedHealth Group, Inc.                           4,070           $    218,681
WellPoint, Inc. (a)                                8,830                694,833
                                                                   ------------
                                                                   $    913,514
                                                                   ------------
INSURANCE - 9.3%
Aflac, Inc.                                        6,110           $    281,060
Allstate Corp.                                    40,766              2,654,274
Chubb Corp.                                        9,130                483,068
Genworth Financial, Inc., "A"                     23,260                795,725
Hartford Financial Services
Group, Inc.                                        8,260                770,741
MetLife, Inc.                                     38,260              2,257,723
                                                                   ------------
                                                                   $  7,242,591
                                                                   ------------
LEISURE & TOYS - 0.3%
Hasbro, Inc.                                       8,530           $    232,443
                                                                   ------------
MACHINERY & TOOLS - 2.4%
Deere & Co.                                       18,550           $  1,763,549
Illinois Tool Works, Inc.                          3,100                143,189
                                                                   ------------
                                                                   $  1,906,738
                                                                   ------------
MAJOR BANKS - 9.1%
Bank of America Corp.                             60,740           $  3,242,909
Bank of New York Co., Inc.                        28,820              1,134,643
PNC Financial Services Group, Inc.                14,570              1,078,763
SunTrust Banks, Inc.                              19,250              1,625,663
                                                                   ------------
                                                                   $  7,081,978
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Caremark Rx, Inc.                                  4,170           $    238,149
                                                                   ------------
NETWORK & TELECOM - 0.4%
Cisco Systems, Inc. (a)                           11,280           $    308,282
                                                                   ------------
OIL SERVICES - 0.4%
Noble Corp.                                        3,680           $    280,232
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.0%
American Express Co.                              12,515           $    759,285
Citigroup, Inc.                                   47,400              2,640,180
Fannie Mae                                        24,262              1,440,920
Freddie Mac                                        5,440                369,376
UBS AG                                            16,680              1,006,304
                                                                   ------------
                                                                   $  6,216,065
                                                                   ------------
PHARMACEUTICALS - 6.8%
Abbott Laboratories                                8,670           $    422,316
Eli Lilly & Co.                                   12,700                661,670
Johnson & Johnson                                 33,260              2,195,825
Merck & Co., Inc.                                 18,880                823,168
Wyeth                                             24,470              1,246,012
                                                                   ------------
                                                                   $  5,348,991
                                                                   ------------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A"                            7,870           $    191,713
                                                                   ------------
RAILROAD & SHIPPING - 1.8%
Burlington Northern Santa Fe Corp.                12,230           $    902,696
Norfolk Southern Corp.                            10,790                542,629
                                                                   ------------
                                                                   $  1,445,325
                                                                   ------------
SPECIALTY CHEMICALS - 1.3%
Air Products & Chemicals, Inc.                     8,270           $    581,216
Praxair, Inc.                                      7,770                460,994
                                                                   ------------
                                                                   $  1,042,210
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Vodafone Group PLC, ADR                           27,996           $    777,729
                                                                   ------------
TELEPHONE SERVICES - 2.5%
Embarq Corp.                                       7,435           $    390,784
Sprint Nextel Corp.                               57,470              1,085,608
Telus Corp.                                        2,790                124,629
Verizon Communications, Inc.                       9,550                355,642
                                                                   ------------
                                                                   $  1,956,663
                                                                   ------------
TOBACCO - 3.9%
Altria Group, Inc.                                35,930           $  3,083,513
                                                                   ------------
TRUCKING - 0.1%
Con-way, Inc.                                      1,190           $     52,408
                                                                   ------------
UTILITIES - ELECTRIC POWER - 4.7%
Dominion Resources, Inc.                          17,140           $  1,437,018
Entergy Corp.                                      5,500                507,760
FPL Group, Inc.                                   15,850                862,557
PPL Corp.                                          5,500                197,120
Public Service Enterprise
Group, Inc.                                        2,500                165,950
TXU Corp.                                          9,670                524,211
                                                                   ------------
                                                                   $  3,694,616
                                                                   ------------
TOTAL COMMON STOCKS
(IDENTIFIED COST, $63,695,712)                                     $ 77,075,753
                                                                   ------------
REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch, 5.32%, dated
12/29/06, due 1/02/07, total to be
received $919,543 (secured by
various U.S. Treasury and Federal
Agency obligations and Mortgage
Backed securities in a jointly
traded account), at Cost                    $    919,000           $    919,000
                                                                   ------------
TOTAL INVESTMENTS
(IDENTIFIED COST, $64,614,712)                                     $ 77,994,753
                                                                   ------------
OTHER ASSETS,
LESS LIABILITIES - 0.1%                                                  83,140
                                                                   ------------
NET ASSETS - 100.0%                                                $ 78,077,893
                                                                   ------------

(a) Non-income producing security.

The following abbreviation is used in this report and is defined:

ADR   American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 12/31/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $64,614,712)                                       $77,994,753
Cash                                                                                                83
Receivable for investments sold                                                              7,748,788
Receivable for fund shares sold                                                                  1,015
Interest and dividends receivable                                                              139,256
Receivable from investment adviser                                                              13,289
Other assets                                                                                     3,122
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $85,900,306
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $114,636
Payable for fund shares reacquired                                                           7,662,935
Payable to affiliates
  Management fee                                                                                 5,201
  Shareholder servicing costs                                                                       95
  Administrative services fee                                                                      261
Payable for independent trustees' compensation                                                     572
Accrued expenses and other liabilities                                                          38,713
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $7,822,413
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $78,077,893
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $54,994,152
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                           13,380,029
Accumulated net realized gain (loss) on investments and foreign currency transactions        9,703,905
Accumulated distributions in excess of net investment income                                      (193)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $78,077,893
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           6,506,182
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $78,077,893/6,506,182 shares of beneficial interest outstanding)                                        $12.00
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 12/31/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $1,231,870
  Interest                                                                                      28,625
  Foreign taxes withheld                                                                        (6,337)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,254,158
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $293,291
  Shareholder servicing costs                                                                    3,714
  Administrative services fee                                                                   13,022
  Independent trustees' compensation                                                             1,871
  Custodian fee                                                                                 17,308
  Shareholder communications                                                                     2,799
  Auditing fees                                                                                 20,187
  Legal fees                                                                                     1,364
  Registration fees                                                                              7,669
  Miscellaneous                                                                                 15,415
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $376,640
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (4,067)
  Reduction of expenses by investment adviser                                                 (107,789)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $264,784
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $989,374
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments (identified cost basis)                                                   $11,141,021
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                 $998,141
  Translation of assets and liabilities in foreign currencies                                      (12)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $998,129
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $12,139,150
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $13,128,524
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED             YEAR ENDED
                                                                                             12/31/06                6/30/06
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $989,374              $1,951,848
Net realized gain (loss) on investments                                                    11,141,021              17,199,571
Net unrealized gain (loss) on investments and foreign currency translation                    998,129              (7,685,653)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $13,128,524             $11,465,766
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(1,983,034)            $(1,946,252)
From net realized gain on investments and foreign currency transactions                    (3,827,664)             (6,795,827)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(5,810,698)            $(8,742,079)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $(26,387,536)           $(17,271,830)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(19,069,710)           $(14,548,143)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     97,147,603             111,695,746
At end of period (including accumulated distributions in excess of net investment
income of $193 and undistributed net investment income of $993,467)                       $78,077,893             $97,147,603
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                     SIX MONTHS
                                                          ENDED                           YEARS ENDED 6/30
                                                       12/31/06       ---------------------------------------------------------
                                                    (UNAUDITED)         2006         2005         2004         2003        2002
Net asset value, beginning of period                     $11.26       $11.09       $10.40        $8.71        $9.20       $9.91
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.12        $0.21        $0.19        $0.18        $0.16       $0.16
Net realized and unrealized gain (loss) on
investments and foreign currency                           1.49         1.06         1.16         1.66        (0.51)      (0.82)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.61        $1.27        $1.35        $1.84       $(0.35)     $(0.66)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.30)      $(0.24)      $(0.21)      $(0.15)      $(0.14)     $(0.05)
From net realized gain on investments and foreign
currency transactions                                     (0.57)       (0.86)       (0.45)          --           --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.87)      $(1.10)      $(0.66)      $(0.15)      $(0.14)     $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $12.00       $11.26       $11.09       $10.40        $8.71       $9.20
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                   14.26(n)     12.06        13.05        21.23        (3.69)      (6.64)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.77(a)      0.75         0.73         0.71         0.76        0.77
Expenses after expense reductions (f)                      0.55(a)      0.55         0.55         0.55         0.55        0.55
Net investment income                                      2.02(a)      1.81         1.81         1.81         2.05        1.64
Portfolio turnover                                           15           50           36           69           68          60
Net assets at end of period (000 Omitted)               $78,078      $97,148     $111,696     $122,848     $135,005     $69,242
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                   6/30/06

              Ordinary income (including
              any short-term capital gains)                     $2,483,658
              Long-term capital gain                             6,258,421
              ------------------------------------------------------------
              Total distributions                               $8,742,079

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF 12/31/06

              Cost of investments                              $65,138,405
              ------------------------------------------------------------
              Gross appreciation                               $13,361,781
              Gross depreciation                                  (505,433)
              ------------------------------------------------------------
              Net unrealized appreciation (depreciation)       $12,856,348

              AS OF 6/30/06

              Undistributed ordinary income                      1,162,830
              Undistributed long-term capital gain               2,744,878
              Net unrealized appreciation (depreciation)        11,858,207

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $24,441, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2006 was equivalent to an annual effective rate of 0.55% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses. This written agreement will continue through October 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the six months ended December 31, 2006, this reduction amounted to $83,101 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2006, the fee was $3,670, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2006, these costs amounted to $10. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended December 31, 2006 was equivalent to an annual effective rate of 0.0266% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended December 31, 2006, the fee paid to Tarantino LLC was $355. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $247, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $14,166,735 and $14,830,879, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                          SIX MONTHS ENDED 12/31/06           YEAR ENDED 6/30/06
                                                           SHARES          AMOUNT          SHARES          AMOUNT

Shares sold                                                  186,326       $2,237,732      2,496,645      $27,733,407
Shares issued to shareholders in reinvestment
of distributions                                             481,018       $5,810,698        822,397       $8,742,079
Shares reacquired                                         (2,785,089)    $(34,435,966)    (4,766,404)    $(53,747,316)
----------------------------------------------------------------------------------------------------------------------
Net change                                                (2,117,745)    $(26,387,536)    (1,447,362)    $(17,271,830)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2006, the fund's commitment fee and interest expense were $217 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) REDEMPTION IN-KIND

On October 20, 2006, November 22, 2006 and December 29, 2006, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $7,176,932, $15,280,727 and $7,547,717, respectively. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The distribution of such securities generated realized gains of $2,223,678, $4,626,168 and $2,281,824, respectively, for the fund. The fund is not required to recognize gains and losses generated from distributions in-kind.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund's total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund's total return performance was in the 2nd quintile for the one-year period ended December 31, 2005 relative to the Lipper performance universe. The Fund commenced operations on May 1, 2001; therefore, no performance quintile for the five-year period was available for the Fund. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustee's approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee waiver and expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

Public Reference Room
Securities and Exchange Commission
100 F Street, NE, Room 1580
Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

WEB SITE
mfs.com

CALL
1-800-637-2262
9 a.m. to 5 p.m. ET

WRITE
MFS Investment Management(R)
500 Boylston Street
Boston, MA 02116-3741

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


*  Print name and title of each signing officer under his or her signature.